Note 1 - Nature of Business and Summary of Significant Accounting Policies: Property and Equipment: Schedule of Property Plant and Equipment Useful Life (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Furniture and Fixtures
Property, Plant and Equipment, Useful Life	5 years	5 years
Computer Equipment | Minimum
Property, Plant and Equipment, Useful Life	3 years	3 years
Computer Equipment | Maximum
Property, Plant and Equipment, Useful Life	5 years	5 years
Software and Software Development Costs
Property, Plant and Equipment, Useful Life	3 years	3 years